Income Tax (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax asset to be recovered	¥ 502,546	¥ 337,182
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(285,782)	(186,350)
Deferred tax assets - net	252,121	150,832
Deferred tax liabilities - net	(35,357)	0
After more than 12 months [member]
Deferred tax assets:
Deferred tax asset to be recovered	246,900	219,557
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(275,174)	(166,183)
Within one year [member]
Deferred tax assets:
Deferred tax asset to be recovered	255,646	117,625
Deferred tax liabilities:
Deferred tax liabilities to be recovered	¥ (10,608)	¥ (20,167)